Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Mar. 21, 2025	Mar. 31, 2025	Mar. 24, 2025	Feb. 28, 2025	Jan. 31, 2025
Subsequent Event [Line Items]
Deposited in trust account	$ 55,692.6	$ 18,564.2	$ 55,692.6	$ 18,564.2	$ 18,564.2
Proceeds from affiliate	$ 74,016